Interest-bearing loans and borrowings - Bank loans (Details)													6 Months Ended	11 Months Ended	12 Months Ended
	Sep. 26, 2019 USD ($)	Sep. 17, 2018 USD ($)	Sep. 07, 2018 USD ($) ship installment	Jun. 12, 2018 USD ($) ship installment	Mar. 22, 2018 USD ($) vessel installment	Apr. 25, 2017 USD ($) installment	Apr. 13, 2015 USD ($)	Mar. 03, 2015 USD ($)	Dec. 23, 2014 USD ($)	Dec. 22, 2014 USD ($)	Oct. 22, 2014 USD ($)	Oct. 13, 2014 USD ($) ship	Jun. 30, 2019 USD ($)	May 13, 2016 ship	Dec. 31, 2019 USD ($) vessel	Dec. 31, 2018 USD ($)		Dec. 31, 2017 USD ($)		Aug. 28, 2019 USD ($)	Jun. 27, 2019 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Mar. 29, 2018 USD ($)	Jan. 30, 2017 USD ($)	Dec. 16, 2016 USD ($) ship	Nov. 09, 2015 USD ($)	Aug. 19, 2015 USD ($) ship	Mar. 25, 2014 USD ($)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities															$ 1,318,398,000	$ 1,115,894,000	[1]	$ 710,993,000	[1]
New loans															1,099,701,000	983,882,000	[1]	526,024,000	[1]
Early repayments															1,225,747,000	1,031,401,000
Other borrowings (Note 16)															1,744,859,000	1,768,510,000		898,720,000
Periodic payment															831,000,000	519,706,000
VLCC
Disclosure of detailed information about borrowings [line items]
Number of vessels acquired | ship														4
Senior secured credit facility due 2021
Disclosure of detailed information about borrowings [line items]
Face amount												$ 340,000,000.0
Borrowings term												7 years
New loans							$ 50,400,000	$ 53,400,000	$ 50,300,000	$ 60,300,000
Senior secured credit facility due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)															43,400,000	184,800,000
Senior secured credit facility due 2021 | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels used as collateral | ship												7
Senior secured credit facility due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate												2.25%
Non-amortizing revolving credit facility due 2021
Disclosure of detailed information about borrowings [line items]
Face amount												$ 148,000,000.0			148,000,000
Other borrowings (Note 16)															0	105,000,000
Facility size															133,962,000	147,559,000
Non-amortizing revolving credit facility due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)															$ 0	105,000,000
Non-amortizing revolving credit facility due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate															2.25%
Secured term loan facility due 2021
Disclosure of detailed information about borrowings [line items]
Face amount												192,000,000.0			$ 192,000,000
Other borrowings (Note 16)															43,447,000	79,762,000
Facility size															43,447,000	79,762,000
Secured term loan facility due 2021 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)															$ 42,859,000	78,746,000
Secured term loan facility due 2021 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate															2.25%
Bank loans
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities												153,100,000
Reduction Of Notional Amount Of Debt															$ 13,600,000
Early repayments													$ 7,300,000		1,225,747,000	825,691,000
Other borrowings (Note 16)															1,223,451,000	1,560,002,000		$ 701,091,000
Periodic payment															92,651,000	84,493,000
Secured loan facility dated April 2009
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities												$ 300,000,000
Secured loan facility due 2017
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities											$ 300,000,000
Korean Export Credit Facility
Disclosure of detailed information about borrowings [line items]
Face amount						$ 108,500,000.0
Borrowings term						12 years
Other borrowings (Note 16)															90,500,000	97,700,000
Number of installment payments | installment						24
Frequency of installment payments						6 months
Periodic payment						$ 3,600,000
Balloon installment to be paid						21,700,000
Borrowing costs capitalised						$ 3,200,000
Repayment notification term						180 days
Commercial Tranche Due 2029 With Margin Rate1.95
Disclosure of detailed information about borrowings [line items]
Face amount						$ 27,100,000.0									27,100,000.0
Margin rate						1.95%
Other borrowings (Note 16)															26,007,000	26,459,000
Facility size															26,007,000	26,459,000
Commercial Tranche Due 2029 With Margin Rate1.95 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)															$ 25,389,000	24,711,000
Commercial Tranche Due 2029 With Margin Rate1.95 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate															1.95%
Insured Tranche Due 2029 With Margin Rate 1.50
Disclosure of detailed information about borrowings [line items]
Face amount						$ 81,400,000.0									$ 81,400,000.0
Margin rate						1.50%
Other borrowings (Note 16)															64,452,000	71,236,000
Facility size															64,452,000	71,236,000
Insured Tranche Due 2029 With Margin Rate 1.50 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)															$ 62,970,000	70,507,000
Insured Tranche Due 2029 With Margin Rate 1.50 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate															1.50%
Senior secured amortizing revolving credit facility
Disclosure of detailed information about borrowings [line items]
Face amount															$ 750,000,000													$ 750,000,000.0
Number of vessels used as collateral | ship																												17
Other borrowings (Note 16)															130,000,000	165,000,000
Facility size															322,340,000	395,289,000
Senior secured amortizing revolving credit facility | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)															$ 128,205,000	162,002,000
Senior secured amortizing revolving credit facility | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																												21
Senior secured amortizing revolving credit facility | VLCC
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																												4
Senior secured amortizing revolving credit facility | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate															1.95%													195.00%
Unsecured revolving credit facility due 2020
Disclosure of detailed information about borrowings [line items]
Face amount															$ 60,000,000												$ 60,000,000.0
Margin rate																											2.25%
Other borrowings (Note 16)															0	0
Facility size															60,000,000	60,000,000
Unsecured revolving credit facility due 2020 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)															$ 0	0
Unsecured revolving credit facility due 2020 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate															2.25%
Senior secured amortizing revolving credit facility due 2023
Disclosure of detailed information about borrowings [line items]
Face amount															$ 409,500,000.0											$ 409,500,000.0
Number of vessels used as collateral | vessel															8
Reduction Of Notional Amount Of Debt															$ 56,900,000
Other borrowings (Note 16)															90,000,000	150,000,000
Facility size															212,459,000	316,060,000
Senior secured amortizing revolving credit facility due 2023 | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)															$ 88,328,000	147,541,000
Senior secured amortizing revolving credit facility due 2023 | Vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels refinanced | ship																										11
Senior secured amortizing revolving credit facility due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate															2.25%
Senior secured credit facility due 2023
Disclosure of detailed information about borrowings [line items]
Face amount																													$ 500,000,000
Senior secured credit facility due 2023 | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate																													2.25%
Senior Secured Amortizing Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount																									$ 110,000,000.0
Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Face amount		$ 200,000,000.0																					$ 220,000,000.0	$ 220,000,000.0
Number of vessels used as collateral | ship			9
Other borrowings (Note 16)															$ 100,000,000	200,000,000
Number of installment payments | installment			12
Borrowing costs capitalised					$ 1,600,000
Repayment notification term					13 months
Debt Instrument, Expected Future Payment			$ 55,000,000
Senior Secured Loans | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate			2.00%
Senior Secured Credit Facility - Commercial Tranche
Disclosure of detailed information about borrowings [line items]
Face amount					$ 69,400,000.0
Number of installment payments | installment					24
Periodic payment					$ 600,000
Balloon installment to be paid					$ 3,500,000
Senior Secured Credit Facility - Commercial Tranche | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate					2.00%
Senior Secured Credit Facility - ECA Tranche
Disclosure of detailed information about borrowings [line items]
Face amount					$ 104,200,000.0
Number of installment payments | installment					24
Periodic payment					$ 1,100,000
Senior Secured Credit Facility - ECA Tranche | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate					2.00%
Secured Loan Due 2021 With Margin Rate At 2.1%
Disclosure of detailed information about borrowings [line items]
Face amount															100,000,000.0						$ 100,000,000
Other borrowings (Note 16)															70,000,000	0
Facility size															100,000,000	0
Secured Loan Due 2021 With Margin Rate At 2.1% | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)															$ 69,043,000	0
Secured Loan Due 2021 With Margin Rate At 2.1% | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate													2.10%		2.10%
Senior Secured Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount															$ 633,500,000.0							$ 581,000,000.0
Senior secured Loan Due 2026 With Margin Rate At 1.95%
Disclosure of detailed information about borrowings [line items]
Face amount															700,000,000.0					$ 700,000,000.0
Other borrowings (Note 16)															560,000,000	0
Facility size															700,000,000	0
Senior secured Loan Due 2026 With Margin Rate At 1.95% | Carrying value
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)															$ 552,542,000	0
Senior secured Loan Due 2026 With Margin Rate At 1.95% | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate															1.95%
Secured Loan Due 2020 With Margin Rate At 1.5%
Disclosure of detailed information about borrowings [line items]
Face amount															$ 67,500,000.0							67,500,000.0
Secured Loan Due 2020 With Margin Rate At 1.5% | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate															1.50%
Secured Loan Due 2020 With Margin Rate At 1.225%
Disclosure of detailed information about borrowings [line items]
Face amount															$ 76,000,000							$ 76,000,000.0
Secured Loan Due 2020 With Margin Rate At 1.225% | LIBOR
Disclosure of detailed information about borrowings [line items]
Margin rate															1.95%
Gener8 Maritime, Inc.
Disclosure of detailed information about borrowings [line items]
Face amount			$ 200,000,000
Gener8 Maritime, Inc. | Senior Secured Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount				$ 633,500,000.0
Repayments of borrowings, classified as financing activities	$ 561,600,000
Number of vessels used as collateral | ship				13
Other borrowings (Note 16)																604,800,000
Gener8 Maritime, Inc. | Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Face amount				$ 963,700,000
Gener8 Maritime, Inc. | Term Loan Facility - Commercial Tranche
Disclosure of detailed information about borrowings [line items]
Face amount				$ 282,000,000
Margin rate				2.75%
Number of installment payments | installment				10
Frequency of installment payments				3 months
Gener8 Maritime, Inc. | Term Loan Facility - KEXIM Guaranteed Tranche
Disclosure of detailed information about borrowings [line items]
Face amount				$ 139,700,000
Margin rate				1.50%
Number of installment payments | installment				39
Frequency of installment payments				3 months
Gener8 Maritime, Inc. | Term Loan Facility - KEXIM Funded Tranche
Disclosure of detailed information about borrowings [line items]
Face amount				$ 197,400,000
Margin rate				2.60%
Number of installment payments | installment				39
Frequency of installment payments				3 months
Gener8 Maritime, Inc. | Term Loan Facility - K-Sure Tranche
Disclosure of detailed information about borrowings [line items]
Face amount				$ 344,600,000
Margin rate				1.70%
Number of installment payments | installment				39
Frequency of installment payments				3 months
Gener8 Maritime, Inc. | Senior Secured Loan Facility, Due September 3, 2020
Disclosure of detailed information about borrowings [line items]
Face amount				$ 581,000,000
Repayments of borrowings, classified as financing activities		$ 139,700,000
Margin rate				3.75%
Number of vessels used as collateral | ship				10
Number of installment payments | installment				9
Frequency of installment payments				6 months
Balloon installment to be paid				$ 77,400,000
Ice Class Suezmax Vessels | Vessels
Disclosure of detailed information about borrowings [line items]
Contractual Commitments For Acquisition Of Property, Plant And Equipment, Additional Option To Purchase | vessel					4
Ice Class Suezmax Vessels | Senior Secured Loans
Disclosure of detailed information about borrowings [line items]
Other borrowings (Note 16)															$ 156,900,000	$ 170,200,000
Facility size					$ 173,600,000.0										$ 173,600,000.0
Maximum | Ice Class Suezmax Vessels
Disclosure of detailed information about borrowings [line items]
Finance Portion Of Aggregate Contract Price, Percent					70.00%

[1]	.